Commitments and Contingencies	3 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
License Agreement
The Company has entered into an exclusive license agreement, as amended, with UCLB (see Note 8). In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments upon the achievement of specified milestones. The Company has estimated the probability of the Company achieving each potential milestone in accordance with ASC 450, Contingencies. The Company concluded that, as of December 31, 2018 there was a $0.6 million million milestone that was considered probable related to the receipt of clinical data for its AUTO1 program, and accordingly the Company accrued a liability of $0.6 million as of December 31, 2018. As of December 31, 2018, there were no other milestones for which the likelihood of achievement was probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of December 31, 2018 and September 30, 2018 and 2017.
Leases
The Company’s corporate headquarters are located in London, United Kingdom. As of December 31, 2018 and September 30, 2018 and 2017, the Company leased space at this location from Imperial (Forest House) Limited under a ten year lease, the term of which commenced in September 2015. The lease included an option for the Company to lease additional space within a 15-month period, which the Company exercised in October 2016. The exercise of the option resulted in a separate new lease with a concurrent term through August 2025. The Company and the landlord has the option to early terminate both leases in September 2020.
Prior to the lease commencement date of both leases, the Company, in conjunction with the landlord, made improvements to the leased space. The total cost of these improvements was funded by the landlord, a portion of the cost will be reimbursed by the Company over the term of the leases. The total cost of the improvements was capitalized as leasehold improvements on the Company’s balance sheet, with an offset to long-term lease incentive obligation for the portion funded by the landlord and other long-term payables for the portion to be repaid to the landlord. As of September 30, 2018 and 2017, the Company capitalized $0.1 million, and $2.1 million, respectively, as leasehold improvements. No similar costs were capitalized as of December 31, 2018. The lease related to this facility is classified as an operating lease.

In September 2017, the Company executed an arrangement to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center for a term through May 2021, at which time the Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. The lease has an six-month rent-free period. The rent-free period is included in the deferred rent. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through January 2023, at which time the Company has the option to renew or terminate the lease. The lease related to this facility is classified as an operating lease. There is no rent free period.
In June 2018, the Company signed a binding letter of intent to enter into a lease for office and laboratory space in White City, London. The letter of intent requires the Company to enter into a ten-year lease provided that the landlord completes the required leasehold improvements described in the agreement. The expected lease commencement date is in February 2019. The lease will include an option to lease additional space. As of December 31, 2018 and September 30, 2018, the Company capitalized $6.6 million and $2.5 million, respectively, as leasehold improvements. The Company did not include future minimum payments in the lease payment schedule, as the lease agreement was not complete as of December 31, 2018.
In September 2018, the Company signed a binding letter of intent to enter into a lease for manufacturing space in Enfield, United Kingdom. The letter of intent requires the Company to enter into a 15-year lease provided that the landlord completes the required leasehold improvements described in the agreement. The Company executed the lease agreement in February 2019 and the lease commencement date is expected to be February 2019. The Company has incurred no leasehold improvements to capitalize as of December 31, 2018 and September 30, 2018. The Company did not include future minimum payments in the lease payment schedule as the lease agreement was not entered into as of December 31, 2018.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The lease related to this facility is classified as an operating lease. The lease has a four-month rent-free period. The rent-free period is included in the deferred rent.
In January 2019, the Company executed a lease agreement to lease additional office and manufacturing space in Rockville, Maryland. The Company expects the lease to commence in June 2020 for a term through June 2035. The Company did not include future minimum payments in the lease payment schedule as the lease agreement was not complete as of December 31, 2018.

The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2018 (in thousands):

Year ending December 31,
2019	$2,244
2020	2,332
2021	1,934
2022	1,324
2023	1,196
Thereafter	1,121
Total	$10,151

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid.
The Company recorded rent expense totaling $0.5 million, $0.9 million, and $0.6 million for the three months ended December 31, 2018 and years ended September 30, 2018 and 2017, respectively.